Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 442,983	$ 56,817
Canadian federal and provincial income tax rates	27.00%	26.00%
Income tax expense based on above rates	$ 119,605	$ 14,772
Non-deductible stock based compensation and other	4,676	2,206
Differences in tax rates in foreign jurisdictions	(133,361)	(16,605)
Impact of tax rate changes		(47)
Impact of CRA Settlement	20,334
Current period unrecognized temporary differences	10,007	3,602
Write down (reversal of write down) of previously recognized temporary differences	(5,393)	(4,814)
Income tax expense (recovery)	$ 15,868	$ (886)